Company financial information - Additional information (Details) € in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2017 EUR (€)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 EUR (€)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 EUR (€)	Dec. 31, 2015 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
IFRS profit/(loss) reconciliation:
IFRS profit (loss) for the year	€ 31	$ 38	€ (155)	$ (172)	€ (120)	$ (135)
IFRS equity reconciliation:
IFRS equity	(2,529)		(2,990)		(2,374)		$ (3,043)	$ (3,153)	$ (2,585)	$ (2,606)
ARD Finance S.A.
IFRS profit/(loss) reconciliation:
Parent only-IFRS profit for the year	72		253
IFRS equity reconciliation:
IFRS equity	54		(15)
Reportable Legal Entities | ARD Finance S.A.
IFRS profit/(loss) reconciliation:
Parent only-IFRS profit for the year	72		253
IFRS equity reconciliation:
IFRS equity	54		(15)		(3)
Consolidation Adjustments
IFRS profit/(loss) reconciliation:
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(41)		(408)		(120)
IFRS equity reconciliation:
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	€ (2,583)		€ (2,975)		€ (2,371)